Intangible Assets, Net (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net [Abstract]
Patent registration costs	$ 1,605	$ 1,513
Accumulated amortization	1,129	1,031
Total intangible asset, net	$ 476	$ 482